Employee Benefit Plans - Estimated Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 325
2014	322
2015	320
2016	322
2017	319
2018 - 2022	1,599
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	223
2014	221
2015	220
2016	218
2017	217
2018 - 2022	1,071
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution in 2013	125
2013	102
2014	101
2015	100
2016	104
2017	102
2018 - 2022	528
Executive Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution in 2013	10
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution in 2013	5
2013	5
2014	5
2015	4
2016	3
2017	3
2018 - 2022	10
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution in 2013	42
2013	42
2014	39
2015	37
2016	36
2017	34
2018 - 2022	$ 144